Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares		Subscription receivable	Additional paid in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total
Balance at Sep. 30, 2020		$ 5,000		$ (5,000)	$ 449,359	$ 4,912,191	$ 36,517	$ 5,398,067
Balance (in Shares) at Sep. 30, 2020	[1]	8,000,000
Balance at Sep. 30, 2021		$ 5,000			666,367	3,324,207	17,411	4,012,985
Balance (in Shares) at Sep. 30, 2021	[1]	8,000,000
Net income (Loss)						1,912,016		1,912,016
Capital contribution				5,000	217,008			222,008
Dividend declared						(3,500,000)		(3,500,000)
Foreign currency translation adjustment							(19,106)	(19,106)
Balance at Sep. 30, 2022		$ 5,000			735,367	4,678,745	(41,160)	$ 5,377,952
Balance (in Shares) at Sep. 30, 2022		8,000,000	[1]					8,000,000	[2]
Net income (Loss)						1,354,538		$ 1,354,538
Capital contribution					69,000			69,000
Foreign currency translation adjustment							(58,571)	(58,571)
Balance at Sep. 30, 2023		$ 5,719			2,570,664	3,642,994	(36,832)	$ 6,182,545
Balance (in Shares) at Sep. 30, 2023		9,150,000	[1]					9,150,000	[2]
Net income (Loss)						(1,035,751)		$ (1,035,751)
Proceeds from IPO		$ 719			5,749,281			5,750,000
Proceeds from IPO (in Shares)	[1]	1,150,000
Deferred offering cost					(3,913,984)			(3,913,984)
Foreign currency translation adjustment							$ 4,328	$ 4,328

[1]	The shares are presented on a retroactive basis to reflect the Company’s share subdivision on July 15, 2022. See Note 12 below.
[2]	The shares are presented on a retroactive basis to reflect the Company’s share subdivision on July 15, 2022. See Note 12 below.